CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (27,054)	$ (30,021)	$ (25,446)
Adjustments required to reflect net cash used in operating activities (see appendix below)	3,481	6,815	2,780
Net cash used in operating activities	(23,573)	(23,206)	(22,666)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(78,000)	(33,500)	(43,545)
Maturities of short-term deposits	39,873	50,168	48,875
Purchase of property and equipment	(97)	0	(67)
Purchase of intangible assets	0	0	(6)
Net cash provided by (used in) investing activities	(38,224)	16,668	5,257
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	50,407	19,246	20,297
Exercise of warrants	10,907	1,969	0
Employee stock options exercised	7	8	1
Repayments of loans	(3,376)	(3,133)	(889)
Repayments of lease liabilities	(196)	(224)	(215)
Net cash provided by financing activities	57,749	17,866	19,194
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,048)	11,328	1,785
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	16,831	5,297	3,404
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	207	206	108
CASH AND CASH EQUIVALENTS - END OF YEAR	12,990	16,831	5,297
Income and expenses not involving cash flows:
Depreciation and amortization	703	934	940
Long-term prepaid expenses	0	0	56
Exchange differences on cash and cash equivalents	(207)	(206)	(108)
Fair value adjustments of warrants	1,936	5,142	(4,634)
Share-based compensation	1,495	1,272	1,759
Interest on short-term deposits	(262)	(232)	(775)
Interest on loans	301	474	647
Warrant issuance costs	0	594	417
Exchange differences on lease liabilities	55	125	154
Total income and expense not involving cash flows	4,021	8,103	(1,544)
Changes in operating asset and liability items:
Decrease in prepaid expenses and other receivables	24	428	1,106
Increase (decrease) in accounts payable and accruals	(564)	(1,716)	3,218
Total Change in operating asset and liability	(540)	(1,288)	4,324
Total Adjustments required to reflect net cash used in operating activities	3,481	6,815	2,780
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	138	381	868
Supplemental information on interest paid in cash (see Notes 9 and 10)	682	994	1,198
Supplemental information on non-cash transactions (see Notes 9 and 11c)	$ 10,112	$ 1,251	$ 147